Net Loss Per Share Of Common Stock, Basic And Diluted	3 Months Ended
Mar. 31, 2017
Earnings Per Share [Abstract]
Net Loss Per Share of Common Stock, Basic and Diluted
Net Loss Per Share of Common Stock, Basic and Diluted

The following table sets forth the computation of basic and diluted net loss per share of common stock for the three months ended March 31, 2017 and 2016:

	Three Months Ended
	March 31,
Net loss per share, basic and diluted calculation:	2017	2016
Net loss	$(1,960,638)	$(5,140,013)
Weighted-average common shares outstanding	10,216,014	8,650,143
Net loss per share, basic and diluted	$(0.19)	$(0.59)

The following outstanding securities at March 31, 2017 and 2016 have been excluded from the computation of diluted weighted-average shares outstanding, as they would have been anti‑dilutive:

	March 31, 2017	March 31, 2016
Stock options	2,067,095	1,450,952
Warrants on common stock	7,400,934	7,400,934
Underwriters' unit purchase option	40,000	40,000